Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total expenses with related parties	$ 39,500	$ 38,446	$ 36,266
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	7,550	6,189	5,219
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	16,032	15,840	15,487
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	2,234	2,091	1,621
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,386	9,529	9,129
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 4,298	$ 4,797	$ 4,810